Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Long-term Liabilities

	Provision	Provision for	Dismantling	Other long-term
	for litigations	return condition	provision	liabilities	Total

Balance at January 1, 2021	$9,922	$182,838	$24,981	$22,173	$239,914
Increases	77	18,949	—	300	19,326
Used	—	(3,766)	(784)	(2,226)	(6,776)
Adjustment	—	(39,217)	(319)	—	(39,536)
Effect of movements in exchange rates	(750)	—	—	—	(750)
Unused amounts reversed	(197)	(1,448)	(216)	(2,159)	(4,020)
Unwinding of discount and changes in the discount rate	—	2,183	762	—	2,945

Balance at December 31, 2021	$9,052	$159,539	$24,424	$18,088	$211,103

Current	—	—	—	4,290	4,290
Non-current	9,052	159,539	24,424	13,798	206,813

	$9,052	$159,539	$24,424	$18,088	$211,103